SECURITIES (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Amortized Cost, Available for Sale	$ 46,755,861	$ 41,138,922
Available-for-sale Securities, Fair Value Disclosure	47,205,663	41,827,612
Amortized Cost, Held to Maturity	112,619,434	153,516,839
Held-to-maturity Securities, Fair Value Disclosure	114,187,018	154,030,993
Within One Year [Member]
Amortized Cost, Available for Sale	4,012,609
Available-for-sale Securities, Fair Value Disclosure	4,281,146
Amortized Cost, Held to Maturity	749,941
Held-to-maturity Securities, Fair Value Disclosure	749,941
Asset-Backed Securities [Member]
Amortized Cost, Available for Sale	42,705,942
Available-for-sale Securities, Fair Value Disclosure	42,887,188
Amortized Cost, Held to Maturity	111,869,493
Held-to-maturity Securities, Fair Value Disclosure	113,437,077
Asset-Backed Securities [Member] | Within One Year [Member]
Amortized Cost, Available for Sale	13,917,779
Available-for-sale Securities, Fair Value Disclosure	13,976,846
Amortized Cost, Held to Maturity	39,331,483
Held-to-maturity Securities, Fair Value Disclosure	39,882,620
Asset-Backed Securities [Member] | Over One Year Through Five Years [Member]
Amortized Cost, Available for Sale	20,613,093
Available-for-sale Securities, Fair Value Disclosure	20,700,576
Amortized Cost, Held to Maturity	48,166,365
Held-to-maturity Securities, Fair Value Disclosure	48,841,303
Asset-Backed Securities [Member] | Over Five Years Through Ten Years [Member]
Amortized Cost, Available for Sale	6,485,711
Available-for-sale Securities, Fair Value Disclosure	6,513,237
Amortized Cost, Held to Maturity	17,127,683
Held-to-maturity Securities, Fair Value Disclosure	17,367,686
Asset-Backed Securities [Member] | After Ten Years [Member]
Amortized Cost, Available for Sale	1,689,359
Available-for-sale Securities, Fair Value Disclosure	1,696,529
Amortized Cost, Held to Maturity	7,243,962
Held-to-maturity Securities, Fair Value Disclosure	$ 7,345,468